Derivative Financial Instruments (Gains (Losses) Of Hedging Activities Recorded In Income) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Discontinued operations	$ 273,500,000	$ 306,300,000	$ 332,800,000
Derivatives Designated as Hedging Instruments | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Gain) Loss Recorded in Income for the Year Ended December 31	3,100,000	3,300,000	1,200,000
Derivatives Designated as Hedging Instruments | Fair Value Hedging | Other (income) expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Gain) Loss Recorded in Income for the Year Ended December 31	(3,200,000)	(200,000)	1,600,000
Derivatives Not Designated as Hedging Instruments
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Gain) Loss Recorded in Income for the Year Ended December 31	(100,000)	2,500,000	2,000,000
Commodity cash flow hedges | Derivatives Designated as Hedging Instruments | Cash Flow Hedging | Cost of goods sold
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Gain) Loss Recorded in Income for the Year Ended December 31	400,000	2,400,000	1,300,000
Interest rate cash flow hedges | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Gain) Loss Recorded in Income for the Year Ended December 31	3,900,000	1,800,000	0
Currency cash flow hedges | Derivatives Designated as Hedging Instruments | Cash Flow Hedging | Cost of goods sold
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Gain) Loss Recorded in Income for the Year Ended December 31	100,000	(500,000)	300,000
Currency cash flow hedges | Derivatives Designated as Hedging Instruments | Cash Flow Hedging | Net sales
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Gain) Loss Recorded in Income for the Year Ended December 31	(1,500,000)	(600,000)	(600,000)
Discontinued operations	(0.2)
Currency cash flow hedges | Derivatives Designated as Hedging Instruments | Cash Flow Hedging | Other (income) expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Gain) Loss Recorded in Income for the Year Ended December 31	200,000	200,000	200,000
Hedge of EUR assets (including inter-company note receivables)-UK and USD subsidiaries | Derivatives Not Designated as Hedging Instruments | Other (income) expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Gain) Loss Recorded in Income for the Year Ended December 31	0	(800,000)	(1,100,000)
Hedge of steel purchases - US subsidiary | Derivatives Not Designated as Hedging Instruments | Other (income) expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Gain) Loss Recorded in Income for the Year Ended December 31	0	100,000	0
Hedge of EUR inter-company note receivable- USD denominated subsidiary | Derivatives Not Designated as Hedging Instruments | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Gain) Loss Recorded in Income for the Year Ended December 31	$ 0	$ 100,000	$ 300,000